UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2007

                   DATE OF REPORTING PERIOD: JANUARY 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS

THE ADVISORS' INNER CIRCLE FUND                                         TS&W EQUITY PORTFOLIO
                                                                  JANUARY 31, 2007 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 98.2%
---------------------------------------------------------------------------------------------
                                                                     SHARES          VALUE
                                                                  -----------     -----------
CONSUMER DISCRETIONARY -- 8.2%
  Carnival                                                             19,900     $ 1,026,044
  Home Depot                                                           19,100         778,134
  Target                                                               15,700         963,352
  Time Warner                                                          44,100         964,467
  TJX                                                                  18,000         532,260
                                                                                  -----------
                                                                                    4,264,257
                                                                                  -----------
CONSUMER STAPLES -- 6.1%
  Coca-Cola Enterprises                                                35,100         720,252
  Nestle ADR                                                           18,000       1,645,396
  Sara Lee                                                             44,700         766,605
                                                                                  -----------
                                                                                    3,132,253
                                                                                  -----------
ENERGY -- 9.9%
  BJ Services                                                          27,600         763,416
  BP ADR                                                               13,450         854,210
  ConocoPhillips                                                       14,300         949,663
  EOG Resources                                                        10,700         739,691
  Grant Prideco*                                                       18,650         730,707
  Patterson-UTI Energy                                                 23,000         555,450
  Valero Energy                                                         9,700         526,516
                                                                                  -----------
                                                                                    5,119,653
                                                                                  -----------
FINANCIALS -- 20.2%
  American International Group                                         17,550       1,201,297
  AON                                                                  26,500         950,290
  Bank of America                                                      15,050         791,329
  Citigroup                                                            21,266       1,172,395
  E*Trade Financial*                                                   40,800         994,704
  Genworth Financial, Cl A                                             21,600         753,840
  JPMorgan Chase                                                       20,250       1,031,332
  Merrill Lynch                                                         8,875         830,345
  MGIC Investment                                                      15,100         931,972
  Prudential Financial                                                 10,650         949,235
  Wells Fargo                                                          24,000         862,080
                                                                                  -----------
                                                                                   10,468,819
                                                                                  -----------
HEALTH CARE -- 10.8%
  Abbott Laboratories                                                  20,650       1,094,450
  Baxter International                                                 21,300       1,057,758
  Cigna                                                                 5,975         791,090
  GlaxoSmithKline ADR                                                  16,300         882,319
  Pfizer                                                               48,700       1,277,888
  Shire ADR                                                             7,800         495,144
                                                                                  -----------
                                                                                    5,598,649
                                                                                  -----------
INDUSTRIALS -- 17.3%
  AMR*                                                                 14,900         552,045
  Avery Dennison                                                       15,600       1,066,416
  Burlington Northern Santa Fe                                         10,350         831,726
  Deere                                                                10,450       1,047,926
  General Electric                                                     28,850       1,040,042
  L-3 Communications Holdings                                          12,500       1,029,250
  Manpower                                                             12,300         897,039




THE ADVISORS' INNER CIRCLE FUND                                         TS&W EQUITY PORTFOLIO
                                                                  JANUARY 31, 2007 (UNAUDITED)
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
---------------------------------------------------------------------------------------------

                                                                     SHARES          VALUE
                                                                  -----------     -----------
INDUSTRIALS -- CONTINUED
  Republic Services                                                    22,000     $   951,500
  RR Donnelley & Sons                                                  22,600         838,460
  Terex*                                                               12,800         728,192
                                                                                  -----------
                                                                                    8,982,596
                                                                                  -----------
INFORMATION TECHNOLOGY -- 15.3%
  Agilent Technologies*                                                29,100         931,200
  BMC Software*                                                        20,900         718,751
  Cisco Systems*                                                       28,600         760,474
  Hewlett-Packard                                                      12,030         520,658
  L.M. Ericsson Telephone ADR*                                         28,100       1,118,099
  Microsoft                                                            32,000         987,520
  Nokia ADR                                                            50,500       1,116,050
  Seagate Technology                                                   37,300       1,010,457
  Western Union                                                        33,500         748,390
                                                                                  -----------
                                                                                    7,911,599
                                                                                  -----------
MATERIALS -- 3.8%
  Freeport-McMoRan Copper & Gold                                       14,250         819,518
  Praxair                                                              18,450       1,163,457
                                                                                  -----------
                                                                                    1,982,975
                                                                                  -----------
TELECOMMUNICATION SERVICES -- 1.4%
  Deutsche Telekom ADR                                                 41,400         729,054
                                                                                  -----------
UTILITIES -- 5.2%
  Dominion Resources                                                   12,100       1,003,816
  FirstEnergy                                                          10,000         593,300
  PPL                                                                  30,500       1,085,800
                                                                                  -----------
                                                                                    2,682,916
                                                                                  -----------
  TOTAL COMMON STOCK
    (Cost $42,704,558)                                                             50,872,771
                                                                                  -----------
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.9%
---------------------------------------------------------------------------------------------

                                                                   FACE AMOUNT
                                                                   -----------
  Morgan Stanley
    5.000%, dated 01/31/07, to be repurchased on 02/01/07,
    repurchase price $999,287 (collateralized by a U.S. Treasury obligation, par value $1,054,912, 4.000%, 11/15/12, with a total market value of $1,019,138)
    (Cost $999,148)                                                 $ 999,148         999,148
                                                                                  -----------
  TOTAL INVESTMENTS -- 100.1%
    (Cost $43,703,706)+                                                           $51,871,919
                                                                                  ===========

      Percentages are based on Net Assets of $51,819,462.
*     Non-Income Producing Security
ADR   American Depositary Receipt
Cl    Class
+ At January 31, 2007, the tax basis cost of the Portfolio's investments was $43,703,706, and the unrealized appreciation and depreciation were $8,759,495 and $(591,282), respectively.

      For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


TSW-QH-001-0600

THE ADVISORS' INNER CIRCLE FUND                                    TS&W FIXED INCOME PORTFOLIO
                                                                   JANUARY 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 41.2%
----------------------------------------------------------------------------------------------

                                                                   FACE AMOUNT        VALUE
                                                                   -----------     -----------
Federal Home Loan Mortgage Corporation Gold
        6.500%, 03/01/32                                           $   228,473     $   234,398
        6.500%, 12/01/32                                               294,353         301,033
        6.000%, 10/01/16                                               720,668         729,676
        6.000%, 12/01/32                                                95,293          95,978
        6.000%, 07/01/33                                               294,931         297,052
        6.000%, 11/01/33                                               688,377         692,773
        6.000%, 10/01/35                                               750,981         754,091
        5.500%, 12/01/21                                               597,125         594,047
        4.000%, 01/01/09                                               338,822         333,502
Federal National Mortgage Association
        6.500%, 09/01/36                                               935,889         951,480
        6.000%, 09/01/17                                               193,052         195,476
        5.500%, 10/01/14                                               671,236         669,980
        5.500%, 08/01/15                                               347,764         347,210
        5.500%, 07/01/18                                               120,896         120,603
        5.500%, 11/01/18                                               414,726         413,455
        5.500%, 04/01/33                                               560,047         552,253
        5.500%, 09/01/33                                               974,524         960,961
        5.500%, 02/01/35                                               535,317         527,521
        5.500%, 10/01/35                                               656,795         646,381
        5.500%, 01/01/36                                               894,861         880,672
        5.500%, 07/01/36                                               705,256         693,632
        5.500%, 11/01/36                                               786,038         773,082
        5.000%, 09/01/18                                               545,089         534,348
        5.000%, 12/01/19                                               347,496         340,229
        5.000%, 05/01/35                                               448,182         430,299
        5.000%, 07/01/35                                               431,747         414,520
        5.000%, 08/01/35                                               805,413         773,276
        4.500%, 05/01/15                                               143,030         138,450
Government National Mortgage Association
        6.000%, 11/15/31                                               274,451         277,552
                                                                                   -----------
   TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
        (Cost $14,821,415)                                                          14,673,930
                                                                                   -----------
----------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 31.3%
----------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.1%
Dillards
        7.130%, 08/01/18                                               300,000         295,125
        6.690%, 08/01/07                                               275,000         276,031
Goodyear Tire & Rubber
        7.857%, 08/15/11                                               213,000         217,793
Home Depot
        5.400%, 03/01/16                                               320,000         309,085
Phillips Van-Heusen
        7.250%, 02/15/11                                               250,000         255,000
Ryland
        5.375%, 01/15/15                                               500,000         466,265
                                                                                   -----------
                                                                                     1,819,299
                                                                                   -----------
CONSUMER STAPLES -- 2.8%
Archer-Daniels-Midland
        5.935%, 10/01/32                                               495,000         493,338




THE ADVISORS' INNER CIRCLE FUND                                    TS&W FIXED INCOME PORTFOLIO
                                                                   JANUARY 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------------------

                                                                   FACE AMOUNT        VALUE
                                                                   -----------     -----------
Dean Foods Company
       7.000%, 06/01/16                                            $   500,000     $   505,000
                                                                                   -----------
                                                                                       998,338
                                                                                   -----------
ENERGY -- 5.0%
Anadarko Finance, Ser B
       7.500%, 05/01/31                                                400,000         445,267
Apache
       5.625%, 01/15/17                                                500,000         500,190
Conoco
       6.950%, 04/15/29                                                335,000         376,831
Giant Industries
       8.000%, 05/15/14                                                200,000         214,750
Universal Compression
       7.250%, 05/15/10                                                250,000         251,250
                                                                                   -----------
                                                                                     1,788,288
                                                                                   -----------
FINANCIALS -- 10.1%
Bank of America
       5.375%, 08/15/11                                                330,000         331,380
BB&T
       6.500%, 08/01/11                                                350,000         365,455
BB&T Capital Trust
       6.750%, 06/07/36                                                345,000         372,680
CIT Group
       4.250%, 02/01/10                                                320,000         309,799
Countrywide Financial MTN, Ser A
       5.520%, 04/11/07                                                200,000         200,059
Credit Suisse First Boston
       6.125%, 11/15/11                                                500,000         516,740
General Motors Acceptance
       6.875%, 09/15/11                                                250,000         253,717
Goldman Sachs Group
       5.663%, 06/28/10                                                525,000         528,287
Metlife
       5.000%, 11/24/13                                                300,000         292,137
Morgan Stanley
       4.750%, 04/01/14                                                455,000         431,553
                                                                                   -----------
                                                                                     3,601,807
                                                                                   -----------
HEALTH CARE -- 2.1%
Hillenbrand Industries
       4.500%, 06/15/09                                                525,000         513,260
Wellpoint
       5.850%, 01/15/36                                                250,000         242,865
                                                                                   -----------
                                                                                       756,125
                                                                                   -----------
INDUSTRIAL -- 0.8%
Imax
       9.625%, 12/01/10                                                300,000         274,500
                                                                                   -----------
INFORMATION TECHNOLOGY -- 1.8%
Seagate Technology
       6.375%, 10/01/11                                                400,000         399,000




THE ADVISORS' INNER CIRCLE FUND                                    TS&W FIXED INCOME PORTFOLIO
                                                                   JANUARY 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- CONTINUED
----------------------------------------------------------------------------------------------

                                                                   FACE AMOUNT        VALUE
                                                                   -----------     -----------
Xerox Capital Trust I
       8.000%, 02/01/27                                            $   250,000     $   255,000
                                                                                   -----------
                                                                                       654,000
                                                                                   -----------
MATERIALS -- 1.0%
AK Steel
       7.875%, 02/15/09                                                241,000         241,000
Boise Cascade
       7.125%, 10/15/14                                                100,000          97,500
                                                                                   -----------
                                                                                       338,500
                                                                                   -----------
TELECOMMUNICATION SERVICES -- 2.6%
Alltel
       6.500%, 11/01/13                                                240,000         244,231
Verizon New England
       6.500%, 09/15/11                                                650,000         671,625
                                                                                   -----------
                                                                                       915,856
                                                                                   -----------
    TOTAL CORPORATE OBLIGATIONS
      (Cost $11,282,916)                                                            11,146,713
                                                                                   -----------
----------------------------------------------------------------------------------------------
OTHER MORTGAGE-BACKED OBLIGATIONS -- 12.0%
----------------------------------------------------------------------------------------------
Banc of America Commercial Mortgage, Ser 2006-4, Cl A3A
       5.600%, 07/10/46                                                610,000         613,724
Carmax Auto Owner Trust, Ser 2006-2, Cl A2
       5.290%, 06/15/09                                                885,000         884,675
GE Capital Commercial Mortgage, Ser 2005-C1, Cl A2
       4.353%, 06/10/48                                                550,000         534,312
JP Morgan Mortgage Acquisition, Ser 2005-FRE1, Cl A2F2
       5.224%, 10/25/35                                                640,000         636,072
LB-UBS Commercial Mortgage Trust , Ser 2004-C2, Cl A2
       3.246%, 03/15/29                                                325,000         311,577
LB-UBS Commercial Mortgage Trust, Ser 2004-C7, Cl A2
       3.992%, 10/15/29                                                530,000         511,269
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C27, Cl A2
       5.624%, 07/15/45                                                750,000         755,394
                                                                                   -----------
   TOTAL OTHER MORTGAGE-BACKED OBLIGATIONS
        (Cost $4,262,121)                                                            4,247,023
                                                                                   -----------
----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 6.0%
----------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
       5.500%, 09/25/13                                                500,000         497,035
Federal National Mortgage Association
       5.125%, 04/15/11                                                365,000         365,422
       5.000%, 04/15/15                                              1,290,000       1,281,167
                                                                                   -----------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $2,147,115)                                                            2,143,624
                                                                                   -----------
----------------------------------------------------------------------------------------------
PREFERRED STOCK -- 5.8%
----------------------------------------------------------------------------------------------

                                                                      SHARES
                                                                   -----------
FINANCIALS -- 5.8%
   Aspen Insurance Holdings, 7.401%                                     11,000         283,250
   First Industrial Realty Trust, Ser J, 7.250% +                       11,000         282,370




THE ADVISORS' INNER CIRCLE FUND                                    TS&W FIXED INCOME PORTFOLIO
                                                                   JANUARY 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
PREFERRED STOCK -- CONTINUED
----------------------------------------------------------------------------------------------

                                                                      SHARES          VALUE
                                                                   -----------     -----------
  iStar Financial, Ser I, 7.500% +                                      15,000     $   385,500
  Public Storage, Ser H, 6.950% +                                       12,000         306,480
  Taubman Centers, Ser G, 8.000% +                                      12,000         320,400
  The Mills, Ser C, 9.000% +                                            18,500         470,825
                                                                                   -----------
  TOTAL PREFERRED STOCK
    (Cost $2,001,430)                                                                2,048,825
                                                                                   -----------
----------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 2.0%
----------------------------------------------------------------------------------------------

                                                                   FACE AMOUNT
                                                                   -----------
United States Treasury Bonds
    6.250%, 08/15/23                                               $   455,000         517,029
    4.500%, 02/15/16                                                   200,000         195,297
                                                                                   -----------
  TOTAL U.S. TREASURY OBLIGATIONS
    (Cost $714,717)                                                                    712,326
                                                                                   -----------
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.9%
----------------------------------------------------------------------------------------------
  Morgan Stanley
    5.000%, dated 01/31/07, to be repurchased on 02/01/07,
    repurchase price $332,824 (collateralized by a U.S. Treasury obligation, par value $351,351, 4.000%, 11/15/12, with a
    total market value of $339,436)
    (Cost $332,778)                                                    332,778         332,778
                                                                                   -----------
  TOTAL INVESTMENTS -- 99.2%
    (Cost $35,562,492)++                                                           $35,305,219
                                                                                   ===========

      Percentages are based on Net Assets of $35,596,712.
+     Real Estate Investment Trust
Cl    Class
MTN   Medium Term Note
Ser   Series
++ At January 31, 2007, the tax basis cost of the Portfolio's investments was $35,562,492, and the unrealized appreciation and depreciation were $193,508 and $(450,781), respectively.

      For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


TSW-QH-003-0600

THE ADVISORS' INNER CIRCLE FUND                                             TS&W INTERNATIONAL
                                                                              EQUITY PORTFOLIO
                                                                   JANUARY 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS

COMMON STOCK -- 99.6%
----------------------------------------------------------------------------------------------
                                                                     SHARES           VALUE
                                                                  ------------     -----------
AUSTRALIA -- 1.9%
  Brambles*                                                            129,000     $ 1,386,936
                                                                                   -----------
AUSTRIA -- 1.1%
  Voestalpine                                                           14,000         807,734
                                                                                   -----------
BAHAMAS -- 1.5%
  Teekay Shipping                                                       22,000       1,104,620
                                                                                   -----------
CAYMAN ISLANDS -- 1.0%
  Seagate Technology                                                    28,000         758,520
                                                                                   -----------
FINLAND -- 3.3%
  Fortum                                                                40,700       1,116,981
  Metso                                                                 25,000       1,320,235
                                                                                   -----------
                                                                                     2,437,216
                                                                                   -----------
FRANCE -- 6.7%
  AXA                                                                   29,800       1,252,316
  BNP Paribas                                                           10,000       1,111,674
  Bouygues*                                                              9,500         640,074
  Euler Hermes                                                           5,400         796,429
  Renault                                                                8,900       1,098,101
                                                                                   -----------
                                                                                     4,898,594
                                                                                   -----------
GERMANY -- 11.9%
  Adidas                                                                15,000         719,632
  Allianz                                                                8,300       1,650,164
  Continental                                                           10,000       1,206,663
  Deutsche Bank                                                          8,700       1,225,932
  Deutsche Telekom                                                      63,000       1,105,177
  E.ON ADR                                                              17,300         785,247
  Hannover Rueckversicherung                                            26,000       1,156,141
  Linde                                                                  8,400         897,022
                                                                                   -----------
                                                                                     8,745,978
                                                                                   -----------
HONG KONG -- 3.6%
  Cathay Pacific Airways                                               460,000       1,184,011
  China Overseas Land & Investment                                     226,000         249,759
  Chinese Estates Holdings                                             150,000         199,768
  Kingboard Chemical Holdings                                          140,000         576,382
  Shenzhen Investment                                                1,000,000         407,220
                                                                                   -----------
                                                                                     2,617,140
                                                                                   -----------
JAPAN -- 15.8%
  Daiwa Securities Group                                                83,000       1,012,798
  East Japan Railway                                                       180       1,245,536
  Komatsu                                                               42,000         885,417
  Mitsubishi                                                            57,800       1,165,939
  Mitsubishi UFJ Financial Group                                           135       1,629,464
  Nomura Holdings                                                       50,000       1,014,798
  Sumitomo Heavy Industries                                             76,000         787,897
  Sumitomo Metal Industries                                            158,000         668,783
  Suzuki Motor                                                          37,700       1,081,506
  Toyota Motor ADR                                                       7,625       1,004,822

THE ADVISORS' INNER CIRCLE FUND                                             TS&W INTERNATIONAL
                                                                              EQUITY PORTFOLIO
                                                                   JANUARY 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------------
                                                                     SHARES           VALUE
                                                                 -------------     -----------
JAPAN -- CONTINUED
  Yamaha Motor                                                          36,500     $ 1,128,555
                                                                                   -----------
                                                                                    11,625,515
                                                                                   -----------
MEXICO -- 2.2%
  Cemex SAB ADR*                                                        33,906       1,199,594
  Embotelladoras Arca                                                  107,300         408,665
                                                                                   -----------
                                                                                     1,608,259
                                                                                   -----------
NETHERLANDS -- 4.9%
  ING Groep                                                             24,356       1,061,833
  TNT                                                                   31,100       1,394,642
  Wolters Kluwer                                                        39,000       1,166,108
                                                                                   -----------
                                                                                     3,622,583
                                                                                   -----------
NORWAY -- 1.4%
  Telenor ASA                                                           50,500       1,019,966
                                                                                   -----------
PHILIPPINES -- 3.0%
  Globe Telecom                                                         45,000       1,325,154
  Philippine Long Distance Telephone                                    16,500         887,423
                                                                                   -----------
                                                                                     2,212,577
                                                                                   -----------
RUSSIA -- 1.6%
  OAO Gazprom ADR                                                       26,500       1,138,175
                                                                                   -----------
SINGAPORE -- 1.8%
  SIA Engineering                                                      440,000       1,328,691
                                                                                   -----------
SOUTH KOREA -- 1.5%
  LG Telecom*                                                          108,000       1,112,692
                                                                                   -----------
SPAIN -- 1.8%
  Telefonica                                                            61,000       1,327,707
                                                                                   -----------
SWEDEN -- 7.0%
  Assa Abloy, Cl B                                                      39,021         851,259
  Boliden*                                                              29,500         683,777
  Nordea Bank                                                           53,000         826,087
  Saab, Cl B                                                            38,252       1,130,945
  SKF, Cl B                                                             45,000         884,816
  Ssab Svenskt Staal, Cl B                                              33,000         769,639
                                                                                   -----------
                                                                                     5,146,523
                                                                                   -----------
SWITZERLAND -- 4.9%
  Baloise Holding                                                       10,900       1,099,784
  Barry Callebaut                                                        2,100       1,148,621
  Nestle SA                                                              3,650       1,334,599
                                                                                   -----------
                                                                                     3,583,004
                                                                                   -----------
THAILAND -- 0.9%
  Bangkok Bank NVDR                                                    227,000         692,631
                                                                                   -----------
UNITED KINGDOM -- 21.8%
  Anglo American                                                        23,000       1,064,281
  Aviva                                                                 70,747       1,136,926
  Barclays                                                              86,537       1,253,472
  Bellway                                                               13,500         372,592
  Berkeley Group Holdings                                               24,900         730,604

THE ADVISORS' INNER CIRCLE FUND                                             TS&W INTERNATIONAL
                                                                              EQUITY PORTFOLIO
                                                                   JANUARY 31, 2007 (UNAUDITED)
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
----------------------------------------------------------------------------------------------

                                                                     SHARES           VALUE
                                                                   -----------     -----------
UNITED KINGDOM -- CONTINUED
  BP ADR                                                                21,600     $ 1,371,816
  GlaxoSmithKline                                                       35,000         935,151
  HSBC Holdings                                                         58,715       1,069,931
  Persimmon                                                             57,000       1,546,391
  Rio Tinto                                                             17,774         944,574
  Rolls-Royce Group                                                     85,000         778,657
  Scottish & Southern Energy                                            46,100       1,349,937
  Tate & Lyle                                                           85,000         974,984
  Tesco                                                                145,000       1,186,384
  Vodafone Group                                                       300,000         869,089
  Wolseley                                                              15,600         402,459
                                                                                   -----------
                                                                                    15,987,248
                                                                                   -----------
  TOTAL COMMON STOCK
    (Cost $52,458,052)                                                              73,162,309
                                                                                   -----------
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.0%
----------------------------------------------------------------------------------------------

                                                                   FACE AMOUNT
                                                                   -----------
  Morgan Stanley
    5.000%, dated 01/31/07, to be repurchased on 02/01/07,
    repurchase price $704,822 (collateralized by a U.S. Treasury obligation, par value $744,055, 4.000%, 11/15/12, with a
    total market value of $718,823)
    (Cost $704,724)                                                $   704,724         704,724
                                                                                   -----------
  TOTAL INVESTMENTS -- 100.6%
    (Cost $53,162,776) +                                                           $73,867,033
                                                                                   ===========

      Percentages are based on Net Assets of $73,408,122.
*     Non-Income Producing Security
ADR   American Depositary Receipt
Cl    Class
NVDR  Non-Voting Depositary Receipt
+ At January 31, 2007, the tax basis cost of the Portfolio's investments was $53,162,776, and the unrealized appreciation and depreciation were $20,808,712 and $(104,455), respectively.

      For information regarding the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.


TSW-QH-002-0600

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               The Advisors' Inner Circle Fund


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ James F. Volk
                                           --------------------------
                                           James F. Volk
                                           President

Date: March 30, 2007

By (Signature and Title)*                  /s/ Michael Lawson
                                           --------------------------
                                           Michael Lawson
                                           Controller & CFO

Date: March 30, 2007
* Print the name and title of each signing officer under his or her signature.